Fixed assets, net	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Fixed assets, net

7. Fixed assets, net

Fixed assets consist of the following:

	At June 30,	At December 31,
	2023	2022
(in Euros)	(Unaudited)
Software (ERP Implementation)	€87,800	€87,800
Computers	37,490	31,307
Furniture and fixtures	10,930	4,676
Total fixed assets	136,220	123,783
Less: accumulated depreciation	(33,287)	(12,144)
Property and equipment, net	€102,933	€111,639

For the period ended June 30, 2023, software was €87,800 and includes software customization and development costs related to information technology security infrastructure and the new ERP system.

Equipment consists of computers and furniture and fixtures of our office space in Milan, Italy. There were no disposals, nor impairments during the periods. Depreciation has been calculated by taking into consideration the use, purpose, and financial-technical duration of the assets, based on their estimated economic lives. No significant purchases occurred during the six months ended June 30, 2023.